Debt and Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt Obligation, Net of Unamortized Costs

The following represents the Company’s debt obligations, net of unamortized costs as of September 30, 2022 and December 31, 2021:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	September 30, 2022		December 31, 2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,423,771	4.47%	$1,059,950	1.60%	August 2027
TL 2019 Term Loan	129,281	3.50%	137,513	3.50%	December 2026
TL 2021-1 Term loan	61,135	2.65%	65,131	2.65%	February 2028
TL 2021-2 Term Loan	194,198	2.90%	204,712	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,286,913	4.69%	1,067,886	1.75%	November 2028
TMCL VII 2020-1 Bonds	342,679	3.05%	384,611	3.07%	August 2045
TMCL VII 2020-2 Bonds	487,180	2.26%	530,565	2.26%	September 2045
TMCL VII 2020-3 Bonds	179,575	2.15%	194,414	2.15%	September 2045
TMCL VII 2021-1 Bonds	474,334	1.72%	508,024	1.72%	February 2046
TMCL VII 2021-2 Bonds	571,969	2.27%	610,111	2.27%	April 2046
TMCL VII 2021-3 Bonds	542,412	1.98%	577,603	1.98%	August 2046
Total debt obligations (2)	$5,693,447		$5,340,520
Amount due within one year	$400,205		$380,207
(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2) The fair value of total debt based on the borrowing rates available to the Company was approximately $5,257,784 and $5,320,366 at September 30, 2022 and December 31, 2021, respectively, and was measured using Level 2 inputs.

Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets	The following table summarizes the Company’s interest rate swap contracts, which were all designated as cash flow hedges as of September 30, 2022:
Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through May 30, 2031 (1)	$2,010,375
Total notional amount as of September 30, 2022	$2,010,375

(1)	As of September 30, 2022, the Company completed its amendment of all interest rate swap contracts which were related to the replacement of LIBOR to SOFR due to the reference rate reform.

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and nine months ended September 30, 2022 and 2021:
		Three Months Ended September 30,		Nine Months Ended September 30,
Derivative instruments	Financial Statement Line Item	2022	2021	2022	2021
Non-designated	Realized loss on financial instruments, net	$—	$4	$—	$5,408
Non-designated	Unrealized gain on financial instruments, net	$—	$43	$—	$5,220
Designated	Other comprehensive income	$54,227	$3,288	$143,327	$3,084
Designated	Interest income (expense)	$5,061	$(2,887)	$766	$(5,378)